Basis of Presentation of the Consolidated Financial Statements - Joint Arrangements (Detail) - HIF H2 SpA.	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Indirect	50.00%	50.00%
Total	50.00%	50.00%